Other Payables and Accruals - Summary of Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 13,609	$ 6,633
Other payables	85,559	64,221
Other payables and accruals	$ 99,168	$ 70,854